Debt Obligations Debt Obligations (Schedule Of Debt Obligations) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		$ 96
Other Long-term Debt		157			$ 223
Long-term Debt		36,968			30,485
Current maturities of long-term debt		131			1,008
Long-term debt, less current maturities		36,837			29,477
Parent Company [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		17			(3)
Deferred Finance Costs, Noncurrent, Net		(38)			(34)
Long-term Debt		6,332			4,646
Long-term debt, less current maturities		6,332			4,646
Parent Company [Member] | ETE 7.5% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		1,187			1,187
Parent Company [Member] | 5.875% Senior Notes due January 15, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		1,150			1,150
Parent Company [Member] | 5.5% Senior Notes due June 1, 2027 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000			0
Parent Company [Member] | ETE Senior Secured Term Loan due December 2, 2019 [Member]
Debt Instrument [Line Items]
Secured Debt		2,190		$ 2,250	1,400
Parent Company [Member] | ETE Senior Secured Revolving Credit Facility due December 18, 2018 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		860			940
ETP [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		(21)			(1)
Deferred Finance Costs, Noncurrent, Net		(147)			(55)
Long-term Debt		20,633			11,404
ETP [Member] | 7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		277			277
ETP [Member] | 4.05% Senior Notes due March 2025 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000			0
ETP [Member] | 4.75% Senior Notes due January 2026 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000			0
ETP [Member] | 8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument [Line Items]
Senior Notes		267			267
ETP [Member] | 4.90% Senior Notes due March 2035 [Member]
Debt Instrument [Line Items]
Senior Notes		500			0
ETP [Member] | 6.625% Senior Notes, due October 15, 2036 [Member]
Debt Instrument [Line Items]
Senior Notes		400			400
ETP [Member] | 7.5% Senior Notes, due July 1, 2038 [Member]
Debt Instrument [Line Items]
Senior Notes		550			550
ETP [Member] | Senior Notes 6.05% Due June 1, 2041 [Member]
Debt Instrument [Line Items]
Senior Notes		700			700
ETP [Member] | Senior Notes 6.50% Due February 1, 2042 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000			1,000
ETP [Member] | 5.15% Senior Notes due February 1, 2043 [Member]
Debt Instrument [Line Items]
Senior Notes		450			450
ETP [Member] | 5.95% Senior Notes due October 1, 2043 [Member]
Debt Instrument [Line Items]
Senior Notes		450			450
ETP [Member] | 5.15% Senior Notes due March 2045 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000			0
ETP [Member] | 6.125% Senior Notes due December 2045 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000			0
ETP [Member] | 7.2% Junior Subordinated Notes due November 21, 2066 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes		545			546
ETP [Member] | ETP Credit Facility due November 2019 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		1,362			570
ETP [Member] | 5.95% Senior Notes, due February 1, 2015 [Member]
Debt Instrument [Line Items]
Senior Notes		0			750
ETP [Member] | 6.125% Senior Notes, due February 15, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes		400			400
ETP [Member] | 2.50% Senior Notes due June 2018 [Member]
Debt Instrument [Line Items]
Senior Notes		650			0
ETP [Member] | 6.7% Senior Notes, due July 1, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes		600			600
ETP [Member] | 9.7% Senior Notes, due March 15, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes		400			400
ETP [Member] | 9.0% Senior Notes due April 15, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes		450			450
ETP [Member] | 5.75% Senior Notes due September 1, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		400			0
ETP [Member] | 4.15% Senior Notes due October 1, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		1,050			700
ETP [Member] | 5.875% Senior Notes due April 1, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes		900			0
ETP [Member] | 5.5% Senior Notes, due April 15, 2023 [Member]
Debt Instrument [Line Items]
Senior Notes		700			0
ETP [Member] | 4.5% Senior Notes due November 1, 2023 [Member]
Debt Instrument [Line Items]
Senior Notes		600			0
ETP [Member] | 4.9% Senior Notes due February 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		350			350
ETP [Member] | 6.5% Senior Notes due May 15, 2021 [Member]
Debt Instrument [Line Items]
Senior Notes		500			0
ETP [Member] | Senior Notes 4.65% Due June 1, 2021 [Member]
Debt Instrument [Line Items]
Senior Notes		800			800
ETP [Member] | Senior Notes 5.20% Due February 1, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes		1,000			1,000
ETP [Member] | 5.0% Senior Notes due October 1, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes		700			0
ETP [Member] | 3.6% Senior Notes due February 1, 2023 [Member]
Debt Instrument [Line Items]
Senior Notes		800			800
Regency [Member]
Debt Instrument [Line Items]
Senior Notes			$ 5,100
Deferred Finance Costs, Noncurrent, Net					58
Long-term Debt	[1]	0			6,583
Sunoco [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		(20)			(35)
Long-term Debt		485			750
Sunoco [Member] | 9.625% Senior Notes, due 2015 [Member]
Debt Instrument [Line Items]
Senior Notes		0			250
Sunoco [Member] | 5.75% Senior Notes, due 2017 [Member]
Debt Instrument [Line Items]
Senior Notes		400			400
Sunoco [Member] | 9.00% Debentures, due 2024 [Member]
Debt Instrument [Line Items]
Subordinated Debt		65			65
Sunoco Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		85			100
Deferred Finance Costs, Noncurrent, Net		(32)			(26)
Long-term Debt		5,590			4,234
Sunoco Logistics [Member] | 6.125% Senior Notes, due May 15, 2016 [Member]
Debt Instrument [Line Items]
Senior Notes	[2]	175			175
Sunoco Logistics [Member] | 5.50% Senior Notes, due February 15, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		250			250
Sunoco Logistics [Member] | Senior Note 4.65% Due February 15, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes		300			300
Sunoco Logistics [Member] | 3.45% Senior Notes due January 2023 [Member]
Debt Instrument [Line Items]
Senior Notes		350			350
Sunoco Logistics [Member] | 6.85% Senior Notes, due February 15, 2040 [Member]
Debt Instrument [Line Items]
Senior Notes		250			250
Sunoco Logistics [Member] | 4.25% Senior Notes due April 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		500			500
Sunoco Logistics [Member] | 5.95% Senior Notes due December 2025 [Member]
Debt Instrument [Line Items]
Senior Notes		400			0
Sunoco Logistics [Member] | Senior Note 6.10%, due February 15, 2042 [Member]
Debt Instrument [Line Items]
Senior Notes		300			300
Sunoco Logistics [Member] | 5.30% Senior Notes due April 1, 2044 [Member]
Debt Instrument [Line Items]
Senior Notes		700			700
Sunoco Logistics [Member] | 5.35% Senior Notes due May 15, 2045 [Member]
Debt Instrument [Line Items]
Senior Notes		800			800
Sunoco Logistics [Member] | 4.95% Senior Notes due January 2043 [Member]
Debt Instrument [Line Items]
Senior Notes		350			350
Sunoco Logistics [Member] | Sunoco Logistics $35 million Revolving Credit Facility, due April 30, 2015 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	[3]	0			35
Sunoco Logistics [Member] | Sunoco Logistics' $2.5 billion revolving credit facility due March 2020 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		562			150
Sunoco LP [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Noncurrent, Net		(18)			0
Long-term Debt		1,832			683
Sunoco LP [Member] | 5.5% Senior Notes due August 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		600			0
Sunoco LP [Member] | 6.375% Senior Notes due April 2023 [Member]
Debt Instrument [Line Items]
Senior Notes		800			0
Sunoco LP [Member] | Sunoco LP $1.5 Billion Revolving Credit Facility Due September 2019 [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		450			683
Transwestern [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		(1)			(1)
Deferred Finance Costs, Noncurrent, Net		(2)			(3)
Long-term Debt		779			778
Transwestern [Member] | 5.54% Senior Unsecured Notes, due November 17, 2016 [Member]
Debt Instrument [Line Items]
Senior Notes		125			125
Transwestern [Member] | 5.64% Senior Unsecured Notes, due May 24, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes		82			82
Transwestern [Member] | 5.36% Senior Unsecured Notes, due December 9, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		175			175
Transwestern [Member] | 5.89% Senior Unsecured Notes, due May 24, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes		150			150
Transwestern [Member] | 5.66% Senior Unsecured Notes, due December 9, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		175			175
Transwestern [Member] | 6.16% Senior Unsecured Notes, due May 24, 2037 [Member]
Debt Instrument [Line Items]
Senior Notes		75			75
Panhandle [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount (Premium), Net		(75)			(99)
Long-term Debt		1,160			1,184
Panhandle [Member] | 7.60% Senior Notes, due February 1, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes		82			82
Panhandle [Member] | 8.25% Senior Notes, due November 14, 2029 [Member]
Debt Instrument [Line Items]
Senior Notes		33			33
Panhandle [Member] | 7.2% Junior Subordinated Notes due November 21, 2066 [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes		54			54
Panhandle [Member] | 6.20% Senior Notes, due November 1, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes		300			300
Panhandle [Member] | 7.00% Senior Notes, due June 15, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes		400			400
Panhandle [Member] | 8.125% Senior Notes, due June 1, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes		150			150
Panhandle [Member] | 7.00% Senior Notes, due July 15, 2029 [Member]
Debt Instrument [Line Items]
Senior Notes		$ 66			$ 66

[1]	(3) The Regency senior notes were redeemed and/or assumed by ETP. On April 30, 2015, in connection with the Regency Merger, the Regency Revolving Credit Facility was paid off in full and terminated.
[2]	(1) Sunoco Logistics’ 6.125% senior notes due May 15, 2016 were classified as long-term debt as of December 31, 2015 as Sunoco Logistics has the ability and intent to refinance such borrowings on a long-term basis.
[3]	(2) Sunoco Logistics’ subsidiary $35 million Revolving Credit Facility matured in April 2015 and was repaid with borrowings from the Sunoco Logistics $2.50 billion Revolving Credit Facility.